Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 23	$ 19
Derivative instruments	8	5
Derivative instruments	(7)	(34)
Total	157	320
U.S. Treasury Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	133	330
Equity Securities [Member] | Fair Value Through Earnings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	23	19
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	156	349
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	133	330
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Fair Value Through Earnings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	23	19
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1	(29)
Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	5	2
Derivative instruments	(6)	(33)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	5	2
Derivative instruments	(6)	(33)
Designated as Hedging Instrument [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	5	2
Derivative instruments	(6)	(33)
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	3
Derivative instruments	(1)	(1)
Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	3
Derivative instruments	(1)	(1)
Not Designated as Hedging Instrument [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	3	3
Derivative instruments	$ (1)	$ (1)